Right-of-Use Assets	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets [Abstract]
RIGHT-OF-USE ASSETS
8	RIGHT-OF-USE ASSETS

	Office premises	Motor vehicles	Total
	US$	US$	US$
Cost

At January 1, 2024	346,738	60,040	406,778
Additions	-	-	-
Currency alignment	9,222	1,597	10,819
At December 31, 2024	355,960	61,637	417,597
Additions	1,159,035	-	1,159,035
Disposal of controlling in subsidiaries	(249,629)	(67,894)	(317,523)
Currency alignment	36,132	6,257	42,389
At December 31, 2025	1,301,498	-	1,301,498

Accumulated depreciation
At January 1, 2024	138,437	6,004	144,441
Charges	142,480	6,164	148,644
Currency alignment	3,682	160	3,842
At December 31, 2024	284,599	12,328	296,927
Charges	405,866	-	405,866
Disposal of controlling in subsidiaries	(172,832)	(13,579)	(186,411)
Currency alignment	49,169	1,251	50,420
At December 31, 2025	566,802	-	566,802

Carrying amount:
At December 31, 2024	71,361	49,309	120,670
At December 31, 2025	734,696	-	734,696